Note 46 - Provisions or reversal provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions or reversal of provisions Abstract
Pensions and other post employment defined benefit obligations	€ 125	€ 343	€ 332
Commitments and guarantees given	(48)	(313)	56
Pending legal issues and tax litigation	133	318	76
Other Provisions Or Reversal Provisions	163	397	722
Total Provisions	€ (373)	€ (745)	€ (1,186)